Commitments and Contingencies (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Jul. 02, 2023	Jan. 02, 2023	Jul. 02, 2022	Jan. 02, 2022	Aug. 24, 2021	Jul. 14, 2021	Jul. 14, 2021	Apr. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2021
Loss Contingencies [Line Items]
Gross Profit									$ (52,000)	$ (95,000)	$ (95,000)
[custom:PurchaseOrders-0]									1,300,000
Deposits Assets, Noncurrent									625,000
Purchase Obligation									$ 625,000				$ 1,200,000
Professional Fees											68,000
Debt Instrument, Redemption Price, Percentage									15.00%
IPO [Member]
Loss Contingencies [Line Items]
Proceeds from Issuance Initial Public Offering								$ 5,000,000
Investor [Member]
Loss Contingencies [Line Items]
Proceeds from Related Party Debt					$ 2,000,000.0			5,000,000
Debt Instrument, Redemption Price, Percentage					2.00%
INTE Securities LLC [Member]
Loss Contingencies [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					4.00%
Kingdom Building Consulting Agreement [Member]
Loss Contingencies [Line Items]
Professional Fees								5,000
[custom:DeferredConsultingFees]								5,000
[custom:DeferredFinancingCost]								250,000
[custom:MonthlyFeeForRemainingPeriod]								$ 10,000
Sale of Stock, Number of Shares Issued in Transaction								50,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						12,500
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term							3 years
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price						$ 2.00	$ 2.00
Consulting Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	30,000	30,000	30,000	25,000
Prepaid Expenses and Other Current Assets [Member]
Loss Contingencies [Line Items]
Deposits Assets, Noncurrent									$ 625,000
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Compensation Expense, Excluding Cost of Good and Service Sold											90,000
Salary and Wage, Excluding Cost of Good and Service Sold											120,000
[custom:AggregatePurchasePriceGrossCashProceeds]											1,000,000
[custom:IncreaseInSalaryEmploymentAgreement]											$ 225,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased											1,000,000
[custom:OptionGrantedPurchasePriceGrantAndVestExercisablePeriod]											4 years
Common Stock, Dividends, Per Share, Cash Paid											$ 0.75
[custom:PercentageOfCashFeePayable]											3.00%
[custom:PercentageOfLicensingTransactionFee]											6.00%
Chief Executive Officer [Member] | Previously Reported [Member]
Loss Contingencies [Line Items]
[custom:PercentageOfExecutivesCurrentYearDiscretionaryCashBonus-0]											100.00%
[custom:PercentageOfExecutivesUnvestedOptionShares-0]											50.00%
Chief Executive Officer [Member] | Revision of Prior Period, Adjustment [Member]
Loss Contingencies [Line Items]
[custom:PercentageOfExecutivesCurrentYearDiscretionaryCashBonus-0]											150.00%
[custom:PercentageOfExecutivesUnvestedOptionShares-0]											100.00%
Chief Executive Officer [Member] | Office Equipment [Member]
Loss Contingencies [Line Items]
Costs and Expenses											$ 1,000
Chief Executive Officer [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Gross Profit											4,000,000
[custom:LicensingTransactionFee-0]											750,000
Chief Executive Officer [Member] | Maximum [Member] | Previously Reported [Member]
Loss Contingencies [Line Items]
[custom:ReimbursementExpenses-0]											100,000
Chief Executive Officer [Member] | Maximum [Member] | Revision of Prior Period, Adjustment [Member]
Loss Contingencies [Line Items]
[custom:ReimbursementExpenses-0]											50,000
Chief Executive Officer [Member] | Minimum [Member]
Loss Contingencies [Line Items]
[custom:LicensingTransactionFee-0]											5,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche One [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share Based Compensation Award Tranche Four [Member]
Loss Contingencies [Line Items]
Gross Profit											$ 1,000,000